Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company		¥ 737,137	$ 103,824	¥ 98,099	¥ 145,054
Accretion to the redemption value of redeemable Class A ordinary shares | ¥	[1]				15,115
Net income available to shareholders of the Company		¥ 737,137	$ 103,824	¥ 98,099	¥ 129,939
Denominator:
Weighted average number of ordinary shares (for basic calculation)		405,628,647	405,628,647	379,321,522	323,163,367
Effect of dilutive share-based awards		9,194,655	9,194,655	2,277,167
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)		414,823,302	414,823,302	381,598,689	323,163,367
Basic net income per ordinary share (in RMB) | (per share)		¥ 1.82	$ 0.26	¥ 0.26	¥ 0.40
Diluted net income per ordinary share (in RMB) | (per share)		¥ 1.78	$ 0.25	¥ 0.26	¥ 0.40

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 13)